RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset
Right-of-use assets	Cost	Accumulated amortization	Net Book Value
Balance at January 1, 2021	$975	$(108)	$867
Amortization	-	(54)	(54)
Balance at March 31, 2021	$975	$(162)	$813

Summary Of Lease Liabilities
Lease liabilities	Net Book Value
Balance at January 1, 2021	$917
Repayments	(44)
Interest expense	14
Balance at March 31, 2021	$887